TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2021
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥51,679,627	¥31,669,331	$4,904,001
Allowance for credit losses	(3,435,612)	(4,982,443)	(771,531)
Total third-parties, net	¥48,244,015	¥26,686,888	$4,132,470

	June 30,	June 30,	June 30,
	2020	2021	2021
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥—	$—
Allowance for credit losses	(340,992)	—	—
Total related-party, net	¥3,068,920	¥—	$—

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Parties- long-term	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥2,072,900	¥4,332,984	$670,963
Allowance for credit losses	(2,072,900)	(4,332,984)	(670,963)
Total third-parties, net	¥—	¥—	$—

Schedule of Movement of allowance for credit losses

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,645,334	¥5,849,504	$905,796
Charge to expense	2,204,170	3,730,606	577,684
Less: write-off	—	(254,853)	(39,464)
Foreign currency translation adjustments	—	(9,830)	(1,522)
Ending balance	¥5,849,504	¥9,315,427	$1,442,494